Investments - Mortgage Loans by Origination, Region and Property Type (Details) $ in Millions	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
ACL on mortgage loans	$ 12			$ 17
Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 385			$ 170
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year	2.68			2.23
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	$ 178			$ 285
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year	2.45			2.56
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	$ 259			$ 353
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year	2.76			1.99
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	$ 313			$ 342
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year	1.86			2.25
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	$ 276			$ 177
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year	2.22			2.90
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	$ 732			$ 782
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year	2.47			2.21
Financing Receivable, before Allowance for Credit Loss, Total	$ 2,143			$ 2,109
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses	2.42			2.29
ACL on mortgage loans	$ 12	$ 0	$ 11	$ 17	$ 0	$ 5
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 2,143			$ 2,109
Investment Owned, Percent of Net Assets	100.00%			100.00%
Industrial | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 711			$ 602
Investment Owned, Percent of Net Assets	33.20%			28.60%
Lodging | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 0			$ 22
Investment Owned, Percent of Net Assets	0.00%			1.00%
Multifamily | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 590			$ 536
Investment Owned, Percent of Net Assets	27.50%			25.40%
Office | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 423			$ 481
Investment Owned, Percent of Net Assets	19.70%			22.80%
Retail | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 403			$ 418
Investment Owned, Percent of Net Assets	18.80%			19.80%
Single Family | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 16			$ 50
Investment Owned, Percent of Net Assets	0.80%			2.40%
East North Central | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 78			$ 80
Investment Owned, Percent of Net Assets	3.60%			3.80%
East South Central | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 20			$ 19
Investment Owned, Percent of Net Assets	0.90%			0.90%
Middle Atlantic | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 152			$ 154
Investment Owned, Percent of Net Assets	7.10%			7.30%
Mountain | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 142			$ 78
Investment Owned, Percent of Net Assets	6.60%			3.70%
New England | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 87			$ 83
Investment Owned, Percent of Net Assets	4.10%			3.90%
Pacific | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 559			$ 562
Investment Owned, Percent of Net Assets	26.10%			26.70%
South Atlantic | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 627			$ 569
Investment Owned, Percent of Net Assets	29.30%			27.00%
West South Central | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 184			$ 213
Investment Owned, Percent of Net Assets	8.60%			10.10%
Other | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 294			$ 351
Investment Owned, Percent of Net Assets	13.70%			16.60%
65% - 80% | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 7			$ 6
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year	2.37			1.24
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	$ 18			$ 78
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year	2.62			1.56
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	$ 25			$ 175
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year	1.55			1.75
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	$ 43			$ 94
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year	1.00			1.98
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	$ 41			$ 1
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year	1.94			2.95
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	$ 37			$ 54
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year	1.23			1.12
Financing Receivable, before Allowance for Credit Loss, Total	$ 171			$ 408
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses	1.60			1.68
Less than 65% | Mortgage loans
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	$ 378			$ 164
Average Debt Service Coverage Ratio, Year One, Originated, Current Fiscal Year	2.68			2.26
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	$ 160			$ 207
Average Debt Service Coverage Ratio, Year Two, Originated, Fiscal Year Before Current Year	2.43			2.95
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	$ 234			$ 178
Average Debt Service Coverage Ratio, Year Three, Originated, Two Years Before Current Fiscal Year	2.89			2.24
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	$ 270			$ 248
Average Debt Service Coverage Ratio, Year Four, Originated, Three Years Before Current Fiscal Year	2.00			2.35
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	$ 235			$ 176
Average Debt Service Coverage Ratio, Year Five, Originated, Four Years Before Current Fiscal Year	2.27			2.90
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	$ 695			$ 728
Average Debt Service Coverage Ratio, Originated, More Than Five Years Before Current Fiscal Year	2.54			2.29
Financing Receivable, before Allowance for Credit Loss, Total	$ 1,972			$ 1,701
Average Debt Service Coverage Ratio, Before Allowance for Credit Losses	2.50			2.44